Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instruments [Abstract]
Schedule of Total Debt Instruments
Total long-term debt consists of the following:

(in thousands)	December 31, 2011	December 31, 2010
$500 million note payable bearing interest at LIBOR plus a variable margin, repaid in 2011	$—	$425,000
Notes payable to QIAGEN Euro Finance bearing interest at an effective rate of 3.97% due in December 2014	300,000	300,000
Notes payable to QIAGEN Finance bearing interest at an effective rate of 1.84% due in February 2024	145,000	145,000
R&D-related loan bearing interest at 3.50% due in 2013	2,103	3,006
Production-related loans bearing interest at an effective rates of 4.57% and 6.28% due in May and November 2015	519	—
Total long-term debt	447,622	873,006
Less current portion	1,617	75,835
Long-term portion	$446,005	$797,171

Schedule of Maturities of Long-term Debt	Future principal maturities of long-term debt as of December 31, 2011 are as follows:

Year ending December 31,	(in thousands)
2012	$1,617
2013	486
2014	300,000
2015	519
2016	—
thereafter	145,000
$447,622